Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0001976923
Registrant Name	YOUNEEQAI TECHNICAL SERVICES, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES